Schedule of Investments (unaudited)	iShares® MSCI USA Equal Weighted ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.7%
Boeing Co. (The)(a)	3,584	$709,094
General Dynamics Corp.	4,114	777,423
HEICO Corp.	2,168	300,311
HEICO Corp., Class A	3,650	453,330
Howmet Aerospace Inc.	26,008	731,605
Huntington Ingalls Industries Inc.	4,399	780,867
L3Harris Technologies Inc.	3,703	774,223
Lockheed Martin Corp.	2,381	793,635
Northrop Grumman Corp.	2,318	808,518
Raytheon Technologies Corp.	9,373	758,463
Textron Inc.	10,825	766,410
TransDigm Group Inc.(a)	1,233	712,736
		8,366,615
Air Freight & Logistics — 0.7%
CH Robinson Worldwide Inc.	8,674	824,811
Expeditors International of Washington Inc.	6,388	776,908
FedEx Corp.	3,329	766,902
United Parcel Service Inc., Class B	3,926	778,801
		3,147,422
Airlines — 0.3%
Delta Air Lines Inc.(a)	20,303	734,968
Southwest Airlines Co.(a)	17,567	779,975
		1,514,943
Auto Components — 0.5%
Aptiv PLC(a)	4,621	740,977
BorgWarner Inc.	17,409	753,462
Lear Corp.	4,473	750,525
		2,244,964
Automobiles — 0.9%
Ford Motor Co.	41,645	799,168
General Motors Co.(a)	13,069	756,303
Lucid Group Inc.(a)	17,313	917,243
Rivian Automotive Inc., Class A(a)	6,602	790,655
Tesla Inc.(a)	743	850,557
		4,113,926
Banks — 2.5%
Bank of America Corp.	17,586	782,049
Citigroup Inc.	12,138	773,191
Citizens Financial Group Inc.	16,246	767,948
Fifth Third Bancorp	18,454	777,836
First Republic Bank/CA.	3,719	779,726
Huntington Bancshares Inc./OH	50,376	747,580
JPMorgan Chase & Co.	4,996	793,515
KeyCorp.	34,414	772,250
M&T Bank Corp.	5,110	749,177
PNC Financial Services Group Inc. (The)	4,054	798,638
Regions Financial Corp.	34,083	775,388
Signature Bank/New York NY	2,483	750,611
SVB Financial Group(a)	1,093	756,717
Truist Financial Corp.	13,166	780,875
U.S. Bancorp	13,889	768,617
Wells Fargo & Co.	16,324	779,961
		12,354,079
Beverages — 1.1%
Brown-Forman Corp., Class B, NVS	11,205	788,384
Coca-Cola Co. (The)	14,701	771,068
Constellation Brands Inc., Class A	3,437	774,459
Security	Shares	Value

Beverages (continued)
Keurig Dr Pepper Inc.	22,901	$778,405
Molson Coors Beverage Co., Class B	17,510	778,144
Monster Beverage Corp.(a)	9,113	763,487
PepsiCo Inc.	4,985	796,503
		5,450,450
Biotechnology — 2.6%
AbbVie Inc.	6,942	800,274
Alnylam Pharmaceuticals Inc.(a)	4,551	836,474
Amgen Inc.	3,993	794,128
Biogen Inc.(a)	3,172	747,767
BioMarin Pharmaceutical Inc.(a)	9,824	847,713
Exact Sciences Corp.(a)	9,606	820,064
Gilead Sciences Inc.	12,016	828,263
Horizon Therapeutics PLC(a)	7,600	788,576
Incyte Corp.(a)	12,507	846,974
Moderna Inc.(a)	3,240	1,141,873
Neurocrine Biosciences Inc.(a)	9,308	774,891
Novavax Inc.(a)	4,264	889,598
Regeneron Pharmaceuticals Inc.(a)	1,256	799,482
Seagen Inc.(a)	4,422	707,520
Vertex Pharmaceuticals Inc.(a)	4,393	821,227
		12,444,824
Building Products — 1.4%
A O Smith Corp.	9,896	782,279
Allegion PLC	6,037	746,415
Carrier Global Corp.	14,286	773,158
Fortune Brands Home & Security Inc.	7,571	761,112
Johnson Controls International PLC	10,139	757,992
Lennox International Inc.	2,553	788,928
Masco Corp.	12,023	792,316
Owens Corning	9,022	765,426
Trane Technologies PLC	4,197	783,370
		6,950,996
Capital Markets — 4.7%
Ameriprise Financial Inc.	2,687	778,155
Apollo Global Management Inc.	10,803	764,636
Bank of New York Mellon Corp. (The)	14,100	772,539
BlackRock Inc.(b)	883	798,771
Blackstone Inc., NVS	5,547	784,623
Carlyle Group Inc. (The)	13,736	751,222
Cboe Global Markets Inc.	6,290	811,033
Charles Schwab Corp. (The)	9,968	771,424
CME Group Inc.	3,601	794,092
Coinbase Global Inc., Class A(a)	2,517	792,855
FactSet Research Systems Inc.	1,764	826,557
Franklin Resources Inc.	23,394	757,966
Goldman Sachs Group Inc. (The)	2,081	792,840
Intercontinental Exchange Inc.	6,017	786,542
Invesco Ltd.	33,194	741,222
KKR & Co. Inc.	10,389	773,461
MarketAxess Holdings Inc.	2,221	783,324
Moody’s Corp.	2,062	805,500
Morgan Stanley	8,339	790,704
MSCI Inc.	1,224	770,447
Nasdaq Inc.	3,903	793,207
Northern Trust Corp.	6,710	776,347
Raymond James Financial Inc.	8,321	817,871
Robinhood Markets Inc., Class A(a)	26,681	692,105
S&P Global Inc.	1,756	800,262

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Equal Weighted ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
SEI Investments Co.	12,658	$754,797
State Street Corp.	8,553	760,960
T Rowe Price Group Inc.	3,879	775,606
Tradeweb Markets Inc., Class A	8,276	794,496
		22,613,564
Chemicals — 2.7%
Air Products & Chemicals Inc.	2,750	790,460
Albemarle Corp.	2,966	790,409
Celanese Corp.	4,864	736,215
CF Industries Holdings Inc.	12,055	730,412
Corteva Inc.	16,737	753,165
Dow Inc.	14,049	771,712
DuPont de Nemours Inc.	10,244	757,646
Eastman Chemical Co.	7,164	747,134
Ecolab Inc.	3,528	781,346
FMC Corp.	7,752	776,673
International Flavors & Fragrances Inc.	5,429	771,841
Linde PLC	2,461	782,943
LyondellBasell Industries NV, Class A	8,926	777,722
Mosaic Co. (The)	22,123	757,049
PPG Industries Inc.	5,017	773,471
RPM International Inc.	8,680	790,227
Sherwin-Williams Co. (The)	2,463	815,844
		13,104,269
Commercial Services & Supplies — 1.0%
Cintas Corp.	1,840	776,829
Copart Inc.(a)	5,230	759,187
Republic Services Inc.	5,927	783,905
Rollins Inc.	22,856	760,648
Waste Connections Inc.	5,890	783,723
Waste Management Inc.	4,952	795,638
		4,659,930
Communications Equipment — 0.8%
Arista Networks Inc.(a)	6,145	762,349
Cisco Systems Inc.	15,189	832,965
F5 Inc.(a)	3,419	778,096
Juniper Networks Inc.	25,157	783,137
Motorola Solutions Inc.	3,166	801,568
		3,958,115
Construction Materials — 0.3%
Martin Marietta Materials Inc.	1,938	782,003
Vulcan Materials Co.	4,102	786,107
		1,568,110
Consumer Finance — 1.1%
Ally Financial Inc.	16,791	769,532
American Express Co.	4,623	704,083
Capital One Financial Corp.	5,324	748,182
Discover Financial Services	7,052	760,558
SoFi Technologies Inc.(a)	39,600	681,120
Synchrony Financial	16,847	754,577
Upstart Holdings Inc.(a)	3,598	737,194
		5,155,246
Containers & Packaging — 1.3%
Amcor PLC	67,768	767,134
Avery Dennison Corp.	3,706	759,990
Ball Corp.	8,645	807,875
Crown Holdings Inc.	7,388	781,650
International Paper Co.	16,771	763,416
Security	Shares	Value

Containers & Packaging (continued)
Packaging Corp. of America	6,143	$802,214
Sealed Air Corp.	12,596	782,464
Westrock Co.	16,970	736,328
		6,201,071
Distributors — 0.5%
Genuine Parts Co.	5,988	764,907
LKQ Corp.	13,783	770,470
Pool Corp.	1,410	781,309
		2,316,686
Diversified Financial Services — 0.3%
Berkshire Hathaway Inc., Class B(a)	2,903	803,231
Equitable Holdings Inc.	24,602	773,979
		1,577,210
Diversified Telecommunication Services — 0.6%
AT&T Inc.	33,398	762,476
Liberty Global PLC, Class A(a)	9,087	239,897
Liberty Global PLC, Class C, NVS(a)	19,884	529,710
Lumen Technologies Inc.	59,895	739,104
Verizon Communications Inc.	15,897	799,142
		3,070,329
Electric Utilities — 2.5%
Alliant Energy Corp.	14,743	807,769
American Electric Power Co. Inc.	9,835	797,127
Duke Energy Corp.	8,281	803,340
Edison International	12,609	823,115
Entergy Corp.	7,723	774,926
Evergy Inc.	12,518	792,389
Eversource Energy	9,789	805,341
Exelon Corp.	15,214	802,234
FirstEnergy Corp.	21,023	791,726
NextEra Energy Inc.	9,299	806,967
NRG Energy Inc.	22,596	813,908
PG&E Corp.(a)	67,320	799,762
PPL Corp.	28,814	801,894
Southern Co. (The)	13,217	807,559
Xcel Energy Inc.	12,662	806,949
		12,035,006
Electrical Equipment — 1.3%
AMETEK Inc.	5,774	788,151
Eaton Corp. PLC.	4,700	761,682
Emerson Electric Co.	8,613	756,566
Generac Holdings Inc.(a)	1,930	812,993
Plug Power Inc.(a)	20,153	803,097
Rockwell Automation Inc.	2,363	794,441
Sensata Technologies Holding PLC(a)	13,389	745,767
Sunrun Inc.(a)(c)	15,548	715,830
		6,178,527
Electronic Equipment, Instruments & Components — 1.8%
Amphenol Corp., Class A	9,610	774,374
Arrow Electronics Inc.(a)	6,425	781,601
CDW Corp./DE	4,172	790,010
Cognex Corp.	10,268	793,203
Corning Inc.	21,252	788,237
IPG Photonics Corp.(a)	4,942	811,427
Keysight Technologies Inc.(a)	4,193	815,454
TE Connectivity Ltd.	4,962	763,801
Teledyne Technologies Inc.(a)	1,812	752,505
Trimble Inc.(a)	9,278	796,702

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Equal Weighted ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corp., Class A(a)	1,342	$790,143
		8,657,457
Energy Equipment & Services — 0.5%
Baker Hughes Co.	34,040	794,494
Halliburton Co.	35,790	772,706
Schlumberger NV	25,567	733,261
		2,300,461
Entertainment — 1.4%
Activision Blizzard Inc.	12,998	761,683
AMC Entertainment Holdings Inc., Class A(a)	20,158	684,162
Electronic Arts Inc.	5,931	736,749
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	13,576	827,050
Live Nation Entertainment Inc.(a)	7,211	769,053
Netflix Inc.(a)	1,194	766,429
Roku Inc.(a)	3,454	786,165
Take-Two Interactive Software Inc.(a)	4,681	776,484
Walt Disney Co. (The)(a)	5,236	758,696
		6,866,471
Equity Real Estate Investment Trusts (REITs) — 5.4%
Alexandria Real Estate Equities Inc.	3,947	789,676
American Tower Corp.	3,146	825,762
AvalonBay Communities Inc.	3,310	790,660
Boston Properties Inc.	6,829	736,439
Camden Property Trust	4,914	811,842
Crown Castle International Corp.	4,443	807,071
Digital Realty Trust Inc.	4,958	831,655
Duke Realty Corp.	13,989	815,978
Equinix Inc.	1,027	834,129
Equity LifeStyle Properties Inc.	9,609	781,212
Equity Residential	9,255	789,544
Essex Property Trust Inc.	2,323	788,519
Extra Space Storage Inc.	4,007	801,400
Healthpeak Properties Inc.	23,313	766,065
Host Hotels & Resorts Inc.(a)	47,058	738,811
Invitation Homes Inc.	19,839	802,289
Iron Mountain Inc.	17,181	780,705
Medical Properties Trust Inc.	37,538	799,184
Mid-America Apartment Communities Inc.	3,992	823,350
Prologis Inc.	5,410	815,557
Public Storage	2,425	793,897
Realty Income Corp.	11,466	778,771
Regency Centers Corp.	10,896	755,529
SBA Communications Corp.	2,359	811,024
Simon Property Group Inc.	4,809	735,008
Sun Communities Inc.	4,144	781,476
UDR Inc.	14,369	815,153
Ventas Inc.	15,286	717,219
VICI Properties Inc.	27,880	758,336
Vornado Realty Trust	17,982	721,797
Welltower Inc.	9,455	752,807
Weyerhaeuser Co.	21,470	807,487
WP Carey Inc.	10,446	797,552
		25,955,904
Food & Staples Retailing — 0.8%
Costco Wholesale Corp.	1,539	830,106
Kroger Co. (The)	19,676	817,144
Sysco Corp.	10,889	762,666
Walgreens Boots Alliance Inc.	17,034	763,123
Security	Shares	Value

Food & Staples Retailing (continued)
Walmart Inc.	5,690	$800,185
		3,973,224
Food Products — 2.1%
Archer-Daniels-Midland Co.	12,233	761,015
Bunge Ltd.	8,483	734,373
Campbell Soup Co.	19,872	801,438
Conagra Brands Inc.	26,175	799,646
General Mills Inc.	12,950	799,922
Hershey Co. (The)	4,527	803,497
Hormel Foods Corp.	19,112	791,237
JM Smucker Co. (The)	6,473	818,640
Kellogg Co.	13,052	798,522
Kraft Heinz Co. (The)	23,030	774,038
McCormick & Co. Inc./MD, NVS	9,750	836,745
Mondelez International Inc., Class A	13,067	770,169
Tyson Foods Inc., Class A	9,866	779,019
		10,268,261
Gas Utilities — 0.3%
Atmos Energy Corp.	8,796	794,454
UGI Corp.	18,467	761,764
		1,556,218
Health Care Equipment & Supplies — 3.4%
Abbott Laboratories	6,382	802,664
ABIOMED Inc.(a)	2,394	753,583
Align Technology Inc.(a)	1,191	728,332
Baxter International Inc.	10,297	767,847
Becton Dickinson and Co.	3,267	774,736
Boston Scientific Corp.(a)	19,766	752,492
Cooper Companies Inc. (The)	2,012	757,458
DENTSPLY SIRONA Inc.	15,206	741,140
Dexcom Inc.(a)	1,256	706,613
Edwards Lifesciences Corp.(a)	6,967	747,629
Hologic Inc.(a)	11,119	830,923
IDEXX Laboratories Inc.(a)(c)	1,285	781,370
Insulet Corp.(a)	2,690	775,904
Intuitive Surgical Inc.(a)	2,268	735,603
Masimo Corp.(a)	2,716	755,374
Medtronic PLC.	6,923	738,684
Novocure Ltd.(a)(c)	7,492	701,551
ResMed Inc.	3,095	788,761
STERIS PLC	3,481	760,703
Stryker Corp.	3,137	742,308
Teleflex Inc.	2,468	734,033
Zimmer Biomet Holdings Inc.	6,320	755,872
		16,633,580
Health Care Providers & Services — 2.7%
AmerisourceBergen Corp.	6,543	757,352
Anthem Inc.	1,913	777,118
Cardinal Health Inc.	16,513	763,396
Centene Corp.(a)	10,808	771,799
Cigna Corp.	3,724	714,636
CVS Health Corp.	8,544	760,929
DaVita Inc.(a)	8,013	757,228
HCA Healthcare Inc.	3,349	755,501
Henry Schein Inc.(a)	10,583	752,028
Humana Inc.	1,827	766,810
Laboratory Corp. of America Holdings(a)	2,833	808,340
McKesson Corp.	3,613	783,154
Molina Healthcare Inc.(a)	2,654	756,868

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Equal Weighted ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Oak Street Health Inc.(a)(c)	22,004	$681,024
Quest Diagnostics Inc.	5,511	819,375
UnitedHealth Group Inc.	1,812	804,927
Universal Health Services Inc., Class B	6,474	768,658
		12,999,143
Health Care Technology — 0.5%
Cerner Corp.	11,071	779,952
Teladoc Health Inc.(a)	6,569	665,111
Veeva Systems Inc., Class A(a)	2,650	748,837
		2,193,900
Hotels, Restaurants & Leisure — 3.1%
Airbnb Inc., Class A(a)	3,987	687,917
Aramark	22,081	737,505
Booking Holdings Inc.(a)	343	720,935
Caesars Entertainment Inc.(a)	8,477	763,523
Carnival Corp.(a)	38,882	685,101
Chipotle Mexican Grill Inc.(a)	458	752,682
Darden Restaurants Inc.	5,582	770,037
Domino’s Pizza Inc.	1,517	795,120
DraftKings Inc., Class A(a)(c)	22,244	768,530
Expedia Group Inc.(a)	4,613	743,108
Hilton Worldwide Holdings Inc.(a)	5,673	766,252
Las Vegas Sands Corp.(a)	21,130	752,651
Marriott International Inc./MD, Class A(a)	5,231	771,886
McDonald’s Corp.	3,214	786,145
MGM Resorts International	18,375	727,283
Royal Caribbean Cruises Ltd.(a)	9,821	685,702
Starbucks Corp.	7,215	791,053
Vail Resorts Inc.	2,382	790,133
Wynn Resorts Ltd.(a)	9,003	729,333
Yum! Brands Inc.	6,413	787,773
		15,012,669
Household Durables — 1.3%
DR Horton Inc.	7,999	781,502
Garmin Ltd.	5,636	752,631
Lennar Corp., Class A	7,330	770,017
Mohawk Industries Inc.(a)	4,666	783,281
Newell Brands Inc.	35,916	771,117
NVR Inc.(a)	160	836,054
PulteGroup Inc.	15,813	791,124
Whirlpool Corp.	3,548	772,542
		6,258,268
Household Products — 0.8%
Church & Dwight Co. Inc.	8,930	798,163
Clorox Co. (The)	4,914	800,245
Colgate-Palmolive Co.	10,663	799,938
Kimberly-Clark Corp.	6,122	797,758
Procter & Gamble Co. (The)	5,537	800,540
		3,996,644
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The)	33,289	778,297
Vistra Corp.	40,425	803,649
		1,581,946
Industrial Conglomerates — 0.6%
3M Co.	4,557	774,872
General Electric Co.	8,092	768,659
Honeywell International Inc.	3,691	746,468
Security	Shares	Value

Industrial Conglomerates (continued)
Roper Technologies Inc.	1,674	$776,987
		3,066,986
Insurance — 4.6%
Aflac Inc.	14,624	791,743
Alleghany Corp.(a)	1,184	765,906
Allstate Corp. (The)	7,205	783,328
American Financial Group Inc./OH	5,682	759,172
American International Group Inc.	14,515	763,489
Aon PLC, Class A	2,763	817,213
Arch Capital Group Ltd.(a)	19,628	792,579
Arthur J Gallagher & Co.	5,003	814,989
Assurant Inc.	5,083	773,124
Athene Holding Ltd., Class A(a)	9,448	773,980
Brown & Brown Inc.	12,700	818,007
Chubb Ltd.	4,244	761,671
Cincinnati Financial Corp.	6,862	781,582
Erie Indemnity Co., Class A, NVS	3,711	689,541
Everest Re Group Ltd.	2,969	761,192
Fidelity National Financial Inc.	15,863	775,859
Globe Life Inc.	8,745	756,792
Hartford Financial Services Group Inc. (The)	11,554	763,719
Lincoln National Corp.	11,407	756,626
Loews Corp.	14,369	768,167
Markel Corp.(a)	647	773,049
Marsh & McLennan Companies Inc.	4,863	797,629
MetLife Inc.	13,000	762,580
Principal Financial Group Inc.	11,437	784,349
Progressive Corp. (The)	8,979	834,508
Prudential Financial Inc.	7,456	762,451
Travelers Companies Inc. (The)	5,221	767,226
W R Berkley Corp.	9,948	762,415
Willis Towers Watson PLC	3,579	808,281
		22,521,167
Interactive Media & Services — 1.2%
Alphabet Inc., Class A(a)	138	391,637
Alphabet Inc., Class C, NVS(a)	133	378,922
IAC/InterActiveCorp.(a)	6,257	836,248
Match Group Inc.(a)	5,721	743,673
Meta Platforms Inc, Class A(a)	2,405	780,326
Pinterest Inc., Class A(a)	17,708	709,383
Snap Inc., Class A, NVS(a)(c)	15,234	725,291
Twitter Inc.(a)	16,761	736,478
ZoomInfo Technologies Inc., Class A(a)	10,531	649,763
		5,951,721
Internet & Direct Marketing Retail — 1.1%
Amazon.com Inc.(a)	220	771,555
Chewy Inc., Class A(a)(c)	11,171	762,532
DoorDash Inc., Class A(a)	3,560	636,421
eBay Inc.	10,902	735,449
Etsy Inc.(a)	2,806	770,472
MercadoLibre Inc.(a)	563	669,075
Wayfair Inc., Class A(a)(c)	3,147	779,953
		5,125,457
IT Services — 4.3%
Accenture PLC, Class A	2,197	785,208
Affirm Holdings Inc.(a)	5,855	741,711
Akamai Technologies Inc.(a)	7,369	830,486
Automatic Data Processing Inc.	3,423	790,336
Broadridge Financial Solutions Inc.	4,715	794,808

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Equal Weighted ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Cloudflare Inc., Class A(a)	3,749	$705,712
Cognizant Technology Solutions Corp., Class A	10,051	783,777
EPAM Systems Inc.(a)	1,227	746,691
Fidelity National Information Services Inc.	7,472	780,824
Fiserv Inc.(a)(c)	8,045	776,503
FleetCor Technologies Inc.(a)	3,584	742,354
Gartner Inc.(a)	2,431	759,080
Global Payments Inc.	6,422	764,475
GoDaddy Inc., Class A(a)	11,169	783,729
International Business Machines Corp.	6,982	817,592
Jack Henry & Associates Inc.	5,366	813,647
Mastercard Inc., Class A	2,339	736,598
MongoDB Inc.(a)	1,435	714,773
Okta Inc.(a)	3,081	663,124
Paychex Inc.	6,490	773,608
PayPal Holdings Inc.(a)	4,063	751,208
Snowflake Inc., Class A(a)	2,050	697,307
Square Inc., Class A(a)(c)	3,536	736,655
Twilio Inc., Class A(a)(c)	2,799	800,934
VeriSign Inc.(a)	3,380	810,896
Visa Inc., Class A	4,006	776,243
Western Union Co. (The)	48,343	764,786
		20,643,065
Leisure Products — 0.3%
Hasbro Inc.	8,160	790,786
Peloton Interactive Inc., Class A(a)	16,830	740,520
		1,531,306
Life Sciences Tools & Services — 2.5%
10X Genomics Inc., Class A(a)	5,440	831,286
Agilent Technologies Inc.	5,023	757,971
Avantor Inc.(a)	20,738	818,736
Bio-Rad Laboratories Inc., Class A(a)	1,051	791,613
Bio-Techne Corp.	1,645	776,489
Charles River Laboratories International Inc.(a)	2,102	769,059
Danaher Corp.	2,605	837,872
Illumina Inc.(a)	2,167	791,670
IQVIA Holdings Inc.(a)	3,055	791,642
Mettler-Toledo International Inc.(a)	527	797,946
PerkinElmer Inc.	4,349	792,214
PPD Inc.(a)	17,210	810,591
Thermo Fisher Scientific Inc.	1,277	808,124
Waters Corp.(a)	2,379	780,479
West Pharmaceutical Services Inc.(c)	1,813	802,543
		11,958,235
Machinery — 2.7%
Caterpillar Inc.	4,044	781,908
Cummins Inc.	3,571	749,017
Deere & Co.	2,281	788,177
Dover Corp.	4,613	755,840
Fortive Corp.	10,341	763,890
IDEX Corp.	3,454	775,734
Illinois Tool Works Inc.	3,380	784,667
Ingersoll Rand Inc.	13,376	780,356
Nordson Corp.	3,033	770,958
Otis Worldwide Corp.	9,447	759,539
PACCAR Inc.	9,365	781,228
Parker-Hannifin Corp.	2,451	740,349
Pentair PLC	10,464	771,092
Snap-on Inc.	3,786	779,575
Security	Shares	Value

Machinery (continued)
Stanley Black & Decker Inc.	4,236	$740,283
Westinghouse Air Brake Technologies Corp.	8,613	764,576
Xylem Inc./NY	6,253	757,301
		13,044,490
Media — 2.0%
Cable One Inc.	445	788,567
Charter Communications Inc., Class A(a)	1,188	767,781
Comcast Corp., Class A	15,433	771,341
Discovery Inc., Class A(a)(c)	10,840	252,247
Discovery Inc., Class C, NVS(a)	20,026	454,791
DISH Network Corp., Class A(a)(c)	23,742	741,938
Fox Corp., Class A, NVS	14,344	512,224
Fox Corp., Class B	6,690	224,784
Interpublic Group of Companies Inc. (The)	23,475	779,135
Liberty Broadband Corp., Class A(a)	728	110,350
Liberty Broadband Corp., Class C, NVS(a)	4,195	649,596
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	5,000	244,000
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	10,197	498,939
News Corp., Class A, NVS	35,081	758,451
Omnicom Group Inc.	12,030	809,739
Sirius XM Holdings Inc.(c)	128,888	786,217
ViacomCBS Inc., Class B, NVS	23,797	736,517
		9,886,617
Metals & Mining — 0.6%
Freeport-McMoRan Inc.	21,000	778,680
Newmont Corp.	14,248	782,500
Nucor Corp.	7,292	774,848
Steel Dynamics Inc.	12,806	765,799
		3,101,827
Mortgage Real Estate Investment — 0.3%
AGNC Investment Corp.	51,215	783,077
Annaly Capital Management Inc.	96,986	785,587
		1,568,664
Multi-Utilities — 1.6%
Ameren Corp.	9,649	787,262
CenterPoint Energy Inc.	30,832	798,857
CMS Energy Corp.	13,475	793,004
Consolidated Edison Inc.	10,489	814,366
Dominion Energy Inc.	10,834	771,381
DTE Energy Co.	7,313	792,290
NiSource Inc.	32,427	794,786
Public Service Enterprise Group Inc.	13,054	815,745
Sempra Energy	6,637	795,577
WEC Energy Group Inc.	9,038	785,673
		7,948,941
Multiline Retail — 0.5%
Dollar General Corp.	3,664	810,843
Dollar Tree Inc.(a)	6,068	812,081
Target Corp.	3,232	788,091
		2,411,015
Oil, Gas & Consumable Fuels — 2.7%
Cheniere Energy Inc.	7,598	796,346
Chevron Corp.	7,117	803,296
ConocoPhillips	11,201	785,526
Coterra Energy Inc.	39,219	787,518
Devon Energy Corp.	18,804	790,896
Diamondback Energy Inc.	7,545	805,278
EOG Resources Inc.	9,089	790,743

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Equal Weighted ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp.	12,806	$766,311
Hess Corp.	10,089	751,832
Kinder Morgan Inc.	50,035	773,541
Marathon Petroleum Corp.	12,992	790,563
Occidental Petroleum Corp.	26,585	788,245
ONEOK Inc.	12,818	767,029
Phillips 66	11,051	764,398
Pioneer Natural Resources Co.	4,533	808,325
Valero Energy Corp.	11,165	747,385
Williams Companies Inc. (The)	29,123	780,205
		13,297,437
Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	2,346	779,036

Pharmaceuticals — 1.8%
Bristol-Myers Squibb Co.	13,797	739,933
Catalent Inc.(a)	6,362	818,535
Elanco Animal Health Inc.(a)	25,188	723,903
Eli Lilly & Co.	3,117	773,141
Jazz Pharmaceuticals PLC(a)	6,251	749,307
Johnson & Johnson	5,016	782,145
Merck & Co. Inc.	9,808	734,717
Pfizer Inc.	15,845	851,352
Royalty Pharma PLC, Class A	19,404	771,697
Viatris Inc.	60,834	748,867
Zoetis Inc.	3,612	802,008
		8,495,605
Professional Services — 1.6%
Booz Allen Hamilton Holding Corp.	9,382	787,525
Clarivate PLC(a)	34,197	798,158
CoStar Group Inc.(a)	9,962	774,645
Equifax Inc.	2,817	784,957
IHS Markit Ltd.	6,264	800,665
Jacobs Engineering Group Inc.	5,533	788,784
Leidos Holdings Inc.	8,935	785,476
Robert Half International Inc.	6,957	773,410
TransUnion	6,852	761,874
Verisk Analytics Inc.	3,593	807,958
		7,863,452
Real Estate Management & Development — 0.3%
CBRE Group Inc., Class A(a)	8,178	781,571
Zillow Group Inc., Class A(a)(c)	3,823	206,863
Zillow Group Inc., Class C, NVS(a)	10,431	566,090
		1,554,524
Road & Rail — 1.6%
AMERCO	1,102	776,425
CSX Corp.	22,496	779,711
JB Hunt Transport Services Inc.	4,161	795,417
Kansas City Southern	2,658	773,079
Knight-Swift Transportation Holdings Inc.	14,108	807,683
Lyft Inc., Class A(a)	16,526	671,121
Norfolk Southern Corp.	2,953	783,342
Old Dominion Freight Line Inc.	2,314	821,864
Uber Technologies Inc.(a)	18,102	687,876
Union Pacific Corp.	3,391	799,055
		7,695,573
Semiconductors & Semiconductor Equipment — 3.8%
Advanced Micro Devices Inc.(a)	5,255	832,234
Analog Devices Inc.	4,331	780,663
Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Applied Materials Inc.	5,131	$755,232
Broadcom Inc.	1,417	784,565
Enphase Energy Inc.(a)	3,201	800,250
Entegris Inc.	5,296	773,640
Intel Corp.	16,396	806,683
KLA Corp.	1,925	785,650
Lam Research Corp.	1,281	870,888
Marvell Technology Inc.	10,839	771,412
Microchip Technology Inc.	9,778	815,778
Micron Technology Inc.	10,576	888,384
Monolithic Power Systems Inc.	1,452	803,624
NVIDIA Corp.	2,572	840,427
NXP Semiconductors NV	3,693	824,868
ON Semiconductor Corp.(a)	12,836	788,515
Qorvo Inc.(a)	5,210	761,858
QUALCOMM Inc.	4,372	789,408
Skyworks Solutions Inc.	4,994	757,390
SolarEdge Technologies Inc.(a)	2,292	751,226
Teradyne Inc.	5,400	825,498
Texas Instruments Inc.	4,210	809,878
Xilinx Inc.	3,693	843,666
		18,461,737
Software — 6.9%
Adobe Inc.(a)	1,214	813,198
ANSYS Inc.(a)	2,043	799,794
Asana Inc., Class A(a)	5,947	618,191
Autodesk Inc.(a)	2,528	642,592
Avalara Inc.(a)	5,406	755,110
Bentley Systems Inc., Class B	14,404	691,248
Bill.com Holdings Inc.(a)	2,594	728,525
Black Knight Inc.(a)	11,332	809,898
Cadence Design Systems Inc.(a)	4,378	776,920
Ceridian HCM Holding Inc.(a)	7,029	768,973
Citrix Systems Inc.	9,614	773,254
Coupa Software Inc.(a)	3,705	728,625
Crowdstrike Holdings Inc., Class A(a)	3,077	668,140
Datadog Inc., Class A(a)	4,274	762,011
DocuSign Inc.(a)	3,083	759,528
Dropbox Inc., Class A(a)	31,782	782,155
Dynatrace Inc.(a)	11,997	754,011
Fair Isaac Corp.(a)	2,309	815,377
Fortinet Inc.(a)	2,371	787,433
Guidewire Software Inc.(a)	6,681	777,268
HubSpot Inc.(a)	969	781,896
Intuit Inc.	1,295	844,728
Microsoft Corp.	2,387	789,118
NortonLifeLock Inc.	32,872	816,869
Nuance Communications Inc.(a)	14,693	815,315
Oracle Corp.	8,605	780,818
Palantir Technologies Inc., Class A(a)	37,887	782,367
Palo Alto Networks Inc.(a)	1,567	857,055
Paycom Software Inc.(a)	1,735	759,028
PTC Inc.(a)	6,935	759,937
RingCentral Inc., Class A(a)	3,342	721,805
salesforce.com Inc.(a)	2,688	765,972
ServiceNow Inc.(a)	1,205	780,478
Splunk Inc.(a)	5,987	724,427
SS&C Technologies Holdings Inc.	10,299	786,123
Synopsys Inc.(a)	2,314	789,074
Trade Desk Inc. (The), Class A(a)	7,723	798,713

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Equal Weighted ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Tyler Technologies Inc.(a)	1,506	$781,584
Unity Software Inc.(a)	4,050	698,179
VMware Inc., Class A	6,771	790,447
Workday Inc., Class A(a)	2,724	747,003
Zendesk Inc.(a)	8,332	850,780
Zoom Video Communications Inc., Class A(a)	3,185	673,341
Zscaler Inc.(a)	2,228	773,049
		33,680,357
Specialty Retail — 2.3%
Advance Auto Parts Inc.	3,512	775,169
AutoZone Inc.(a)	434	788,608
Bath & Body Works Inc.	10,394	780,901
Best Buy Co. Inc.	6,007	641,908
Burlington Stores Inc.(a)	2,963	868,544
CarMax Inc.(a)	5,578	787,893
Carvana Co.(a)(c)	2,822	791,345
Home Depot Inc. (The)	2,007	804,024
Lowe’s Companies Inc.	3,293	805,435
O’Reilly Automotive Inc.(a)	1,261	804,720
Ross Stores Inc.	6,815	743,448
TJX Companies Inc. (The)	11,092	769,785
Tractor Supply Co.	3,554	800,823
Ulta Beauty Inc.(a)	2,008	770,972
		10,933,575
Technology Hardware, Storage & Peripherals — 1.2%
Apple Inc.	5,160	852,948
Dell Technologies Inc., Class C(a)	14,572	822,881
Hewlett Packard Enterprise Co.	55,754	800,070
HP Inc.	25,934	914,951
NetApp Inc.	9,329	829,162
Seagate Technology Holdings PLC	8,045	825,980
Western Digital Corp.(a)	14,624	845,852
		5,891,844
Textiles, Apparel & Luxury Goods — 0.5%
Lululemon Athletica Inc.(a)	1,721	782,040
Nike Inc., Class B	4,754	804,567
VF Corp.	10,665	765,000
		2,351,607
Tobacco — 0.3%
Altria Group Inc.	18,509	789,224
Security	Shares	Value

Tobacco (continued)
Philip Morris International Inc.	8,898	$764,694
		1,553,918
Trading Companies & Distributors — 0.5%
Fastenal Co.	13,332	788,854
United Rentals Inc.(a)	2,156	730,323
WW Grainger Inc.	1,689	813,102
		2,332,279
Water Utilities — 0.3%
American Water Works Co. Inc.	4,750	800,708
Essential Utilities Inc.	17,124	809,451
		1,610,159
Wireless Telecommunication Services — 0.2%
T-Mobile U.S. Inc.(a)	6,963	757,644

Total Common Stocks — 99.7%
(Cost: $400,028,182)		483,298,666

Short-Term Investments

Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(b)(d)(e)	8,285,502	8,288,816
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(d)	700,000	700,000
		8,988,816
Total Short-Term Investments — 1.9%
(Cost: $8,986,817)		8,988,816

Total Investments in Securities — 101.6%
(Cost: $409,014,999)		492,287,482

Other Assets, Less Liabilities — (1.6)%		(7,563,146)

Net Assets — 100.0%		$484,724,336

(a)	Non-income producing security.

(b)	Affiliate of the Fund.

(c)	All or a portion of this security is on loan.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Equal Weighted ETF
November 30, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$7,018,524	$1,271,335	(a)	$—		$(686)	$(357)	$8,288,816	8,285,502	$4,991	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	920,000	—		(220,000	)(a)	—	—	700,000	700,000	10		—
BlackRock Inc.	774,441	86,409		(30,797)		3,874	(35,156)	798,771	883	3,391		—
						$3,188	$(35,513)	$9,787,587		$8,392		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	2	12/17/21	$457	$(2,152)
S&P Mid 400 E-Mini Index	1	12/17/21	270	(6,722)
				$(8,874)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Equal Weighted ETF
November 30, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$483,298,666	$—	$—	$483,298,666
Money Market Funds	8,988,816	—	—	8,988,816
	$492,287,482	$—	$—	$492,287,482
Derivative financial instruments(a)
Liabilities
Futures Contracts.	$(8,874)	$—	$—	$(8,874)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares